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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.):   [ ] is a restatement
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Cincinnati Indemnity Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-10756

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth S. Miller
Title:   Sr. Vice President
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Kenneth S. Miller                   Fairfield, Ohio           March 23, 2007
-------------------------------------   -----------------------   --------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                  1

Form 13F Information Table Entry Total:            1

Form 13F Information Table Value Total           940
                                          (thousands)

List of Other Included Managers:

No.   File No.    Name
01    028-10798   Cincinnati Financial Corporation


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
        COLUMN 1            COLUMN 2     COLUMN 3  COLUMN 4            COLUMN 5            COLUMN 6   COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                            TITLE OF                 VALUE   SHRS OR PRN                  INVESTMENT    OTHER     VOTING AUTHORITY
     NAME OF ISSUER           CLASS       CUSIP     [x$1000]     AMT     SH/PRN PUT/CALL  DISCRETION  MANAGERS    SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
DURA AUTOMOTIVE
   SYSTEMS $1.875       CONVERTIBLE PFD 26632M201    940        40,000     SH               SHARED       01        --      --    --
                                                     940


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